Note 8 - Production Costs	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
8	Production costs

	2024	2023	2022
Blanket Mine	77,358	69,591	62,998
Salaries and wages	30,042	25,042	23,037
Consumable materials	23,653	24,087	23,601
Consumable materials – COVID-19	–	–	311
Electricity costs	14,870	13,496	9,634
Safety	1,112	1,155	998
Share-based expense (note 12)	412	637	853
On mine administration	4,648	2,783	2,736
Security	1,528	1,020	1,093
Solar operations and maintenance services	595	647	–
Write down of inventory (note 20)	312	283	563
Pre-feasibility exploration costs	186	441	172

Bilboes	3,386	13,118	–
Salaries and wages	1,276	2,796	–
Consumable materials	784	8,402	–
Electricity costs	451	553	–
Share-based expense (note 12)	22	23	–
On mine administration	853	1,344	–
	80,744	82,709	62,998